Summary of Finance Charges (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest:
Long-term debt	$ 98,555	$ 110,730
Lease obligations	3,217	3,389
Other	232	21
Income	(739)	(1,576)
Amortization of debt issue costs	6,203	5,889
Finance charges	$ 107,468	$ 118,453